STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

16.	STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value of $0.001 per share.

Series A Preferred Stock

As of September 30, 2022 and December 31, 2021, the Company had no shares of Series A Stock issued and outstanding.

Series B Preferred Stock

On February 17, 2021, the Company entered into debt exchange agreements with holders of three of the Company’s convertible promissory notes in the aggregate amount of $1,700,905 of outstanding principal and accrued and unpaid interest. Pursuant to the terms of the debt exchange agreements, the holders exchanged the outstanding notes, and all amounts owed by the Company thereunder, for an aggregate of 2,564,175 shares of the Company’s Series B Stock. At the time of the exchange, all amounts due under the notes were deemed to be paid in full and the notes were cancelled.

On February 17, 2021, the Company entered into subscription agreements with two accredited investors, pursuant to which the Company sold the investors an aggregate of 300,000 shares of Series B Stock for aggregate gross proceeds of $300,000.

On March 31, 2021, the Company entered into subscription agreements with two accredited investors, pursuant to which the Company sold the investors an aggregate of 650,000 shares of Series B Stock for aggregate gross proceeds of $650,000.

On May 20, 2021, the Company entered into exchange agreements with all of the holders of Series B Stock (the “Series B Holders”), pursuant to which the Series B Holders agreed to exchange all of the issued and outstanding shares of Series B Stock for shares of the Company’s newly designated Series C Stock, on a one for one basis. As a result of the exchange, all 9,215,059 issued and outstanding shares of Series B Stock was exchanged for 9,215,059 shares of Series C Stock, and all of the exchanged shares of Series B Stock were cancelled.

As of September 30, 2022 and December 31, 2021, the Company had no shares of Series B Stock issued and outstanding, respectively.

Series C Preferred Stock

On May 20, 2021, the Company filed with the Secretary of State of the State of Florida a Certificate of Designation of Preferences, Rights and Limitations of Series C Stock designating 10,000,000 shares as Series C Preferred Stock (the “Series C Stock”). The Series C Stock ranks senior and prior to all other classes or series of the Company’s preferred stock and common stock.

The holder may, at any time after the 6-month anniversary of the issuance of the shares of Series C Preferred Stock, convert such shares into common stock at a conversion rate of $57.60 per share. In addition, the Company may, at any time after the issuance of the shares, convert any or all of the outstanding shares of Series C Preferred Stock at a conversion rate of $57.60 per share.

Each share of Series C Stock entitles the holder to 0.0521 votes for each share of Series C Stock. The consent of the holders of at least two-thirds of the shares of Series C Stock is required for the amendment to any of the terms of the Series C Stock, to create any additional class of stock unless the stock ranks junior to the Series C Stock, to make any distribution or dividend on any securities ranking junior to the Series C Stock, to merge or sell all or substantially all of the assets of the Company or acquire another business or effectuate any liquidation of the Company.

Cumulative dividends accrue on each share of Series C Stock at the rate of 8% per annum of the stated value of $1.00 per share and are payable in arrears quarterly commencing 90 days from issuance. The dividend shall be payable in shares of common stock (a “PIK Dividend”) and are be due and payable on the date on which such PIK Dividend was declared.

Upon a liquidation, dissolution or winding up of the Company, the holders of the Series C Stock are entitled to $1.00 per share plus all accrued and unpaid dividends. No distribution may be made to holders of shares of capital stock ranking junior to the Series C Stock upon a liquidation until Series C stockholders receive their liquidation preference. The holders of 66 2/3% of the then outstanding shares of Series C Stock, may elect to deem a merger, reorganization or consolidation of the Company into or with another corporation, not affiliated with said majority, or other similar transaction or series of related transactions in which more than 50% of the voting power of the Company is disposed of in exchange for property, rights or securities distributed to holders thereof by the acquiring person, firm or other entity, or the sale of all or substantially all of the assets of the Company.

On May 20, 2021, the Company entered into exchange agreements with all of the holders of Series B Stock (the “Series B Holders”), pursuant to which the Series B Holders agreed to exchange all of the issued and outstanding shares of Series B Stock for shares of Series C Stock, on a one for one basis. As a result of the exchange, all 9,215,059 issued and outstanding shares of Series B Stock was exchanged for 9,215,059 shares of the Company’s Series C Stock, and all of the exchanged shares of Series B Stock were cancelled.

On June 11, 2021, the Company entered into subscription agreements with an accredited investor, pursuant to which the Company sold the investor an aggregate of 100,000 shares of Series C Stock for aggregate gross proceeds of $100,000.

On September 10, 2021, the Company entered into a debt exchange agreement with a holder of a 10% convertible note pursuant to which 85,250 shares of the Company’s Series C Stock was issued for $85,250 of outstanding principal and accrued and unpaid interest.

On January 24, 2022, the Company issued 686 shares of common stock to a stockholder upon the conversion of 39,500 shares of Series C preferred stock.

On July 29, 2022, the Company issued 1,372 shares of common stock to a stockholder upon the conversion of 79,000 shares of Series C preferred stock.

As of September 30, 2022 and December 31, 2021, the Company had 9,281,759 and 9,400,259 shares of Series C Stock issued and outstanding, respectively.

For the three months and nine ended September 30, 2022, the Company declared cumulative dividends totaling $186,163 and $550,223, respectively, for amounts accrued on its Series C Stock.

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock, par value of $0.001 per share and had 752,077 and 423,273 shares of common stock issued and outstanding as of September 30, 2022 and December 31, 2021, respectively.

Reverse Stock Split

On April 7, 2021, the board of directors of the Company approved, and on April 8, 2021, the Company’s shareholders approved, an increase to the range of the ratio for a reverse stock split to a ratio of no less than 1-for-2 and no more than 1-for-50. On May 6, 2021, the board fixed the ratio for a reverse stock split at 1-for-32 and, on May 7, 2021, the Company filed a certificate of amendment to its articles of incorporation with the Secretary of State of the State of Florida to effect the reverse stock split which became effective as of May 13, 2021. The Company’s common stock began being quoted on the OTCQB on a post-reverse split basis beginning on May 19, 2021.

On October 4, 2022, the Board and shareholders approved the granting of authority to the Board to amend the Company’s articles of incorporation to effect a reverse stock split of the issued and outstanding shares of its common stock, by a ratio of no less than 1-for-2 and no more than 1-for-30, with the exact ratio to be determined by the Board in its sole discretion, and with such reverse stock split to be effective at such time and date, if at all, as determined by the Board in its sole discretion. On December 9, 2022, the Board effected a 1-for-30 reverse stock split in connection with our continued listing of the Company’s common stock on Nasdaq.

The reverse stock split did not have any impact on the number of authorized shares of common stock, which remains at 500,000,000 shares. All share and per share information in this prospectus reflects the reverse stock split of our outstanding common stock at a ratio of 1-for-30.

Registered Offering

On June 21, 2021, the Company sold an aggregate of 80,321 units (“Units”), at a price to the public of $124.50 per Unit (the “Offering”), each Unit consisting of one share of the Company’s common stock and a warrant to purchase one share of common stock at an exercise price of $136.95 per share (the “Warrants”), pursuant to an underwriting agreement, dated as of June 16, 2021 (the “Underwriting Agreement”), between the Company and EF Hutton, division of Benchmark Investments, LLC, as representative (“EF Hutton”) of the several underwriters named in the Underwriting Agreement. In addition, pursuant to the Underwriting Agreement, the Company granted EF Hutton a 45-day option (the “Over-Allotment Option”) to purchase up to 12,048 additional Units, to cover over-allotments in connection with the Offering, which EF Hutton exercised with respect to Warrants exercisable for up to an additional 12,048 shares of common stock. The Company received gross proceeds of approximately $10,000,000 in the Offering, before deducting underwriting discounts and commissions and other offering expenses.

On July 15, 2021, EF Hutton exercised in full the Over-Allotment Option with respect to all 12,048 additional shares of the Company’s common stock for total gross proceeds to the Company of approximately $1,500,000 before deducting underwriting discounts and commissions and other offering expenses.

Common Stock Issued as Compensation Employees, Officers and/or Directors

During the three and nine months ended September 30, 2021, the Company issued 5,265 shares of common stock with a fair market value of $426,446 to an officer as compensation.

Common Stock Issued in Exchange for Consulting, Professional and Other Services

During the three and nine months ended September 30, 2022, the Company issued 2,000 and 5,950 shares of common stock, respectively, with a fair market value of $21,254 and $116,736, respectively, to contractors for services rendered.

During the three and nine months ended September 30, 2021, the Company issued 2,844 and 5,031 shares of common stock, respectively, with a fair market value of $255,097 and $511,458, respectively, to contractors for services rendered.

Common Stock Issued in Connection with the Conversion of Convertible Note Principal and Accrued Interest

During the three and nine months ended September 30, 2022, the Company issued 74,074 and 293,764 shares of common stock, respectively, upon the conversion of $1,200,000 and $5,775,000, respectively, in convertible note principal and accrued interest.

During the three and nine months ended September 30, 2021, the Company issued 12,780 shares of common stock, upon the conversion of $665,392, in convertible note principal and accrued interest.

Common Stock Issued in Connection with Series C Stock Dividends

During the three and nine months ended September 30, 2022, the Company issued 15,296 and 27,033 shares of common stock, respectively, valued at $187,216 and $833,739, respectively, for cumulative dividends declared on its Series C Stock.

Common Stock Issued in Connection with the Issuance of Convertible Promissory Notes

During the three and nine months ended September 30, 2021, the Company issued 149 and 592 shares of common stock, respectively, valued at $10,000 and $39,750, respectively, in connection with the issuance of convertible notes.

Common Stock Issued in the Acquisition of a Business

During the three and nine months ended September 30, 2021, the Company issued 59,063 shares of common stock valued at $5,000,000 in connection with the acquisition of a business.

Stock Purchase Warrants

Stock purchase warrants are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at September 30, 2022 and December 31, 2021. All warrants are exercisable for a period of three to five years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs.)

Balance January 1, 2021	7,654	$220.20	1.66
Warrants issued	142,458	125.40
Warrants exercised	(8,316)	–
Warrants forfeited	(224)	–
December 31, 2021	141,572	$132.00	1.75
Warrants issued	10,123	$126.00
Warrants exercised	–	–
Warrants forfeited	(5,156)	–
Balance September 30, 2022	146,539	$127.80	2.26

As of September 30, 2022, the outstanding stock purchase warrants had an aggregate intrinsic value of $0.

Stock Options

The following table represents all outstanding and exercisable stock options as of September 30, 2022.

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Yrs.)

2013	8,058	(869)	7,189	7,189	$230.40	0.97
2018	62	–	62	62	748.80	0.58
2021	6,950	–	6,950	6,950	89.40	3.83
Total	15,070	(869)	14,201	14,201	$163.68	1.48

During the three and nine months ended September 30, 2022, the Company recorded $88,709 and $226,091, respectively, in stock-based compensation costs related to stock options.

During the three and nine months ended September 30, 2021, the Company recorded $33,698 in stock-based compensation costs related to stock options.

Stock-based compensation expense is reported in selling, general and administrative on the Company’s Condensed Consolidated Statement of Operations and Comprehensive Loss. As of September 30, 2022, there were $276,193 in total unrecognized stock-based compensation costs related to stock options. These costs are expected to be recognized over a weighted average period of 1.42 years.

As of September 30, 2022, the outstanding stock options had an aggregate intrinsic value of $0.